Loans (Details 1) - USD ($) $ in Thousands		Jun. 30, 2019	Jun. 30, 2018
Automobile [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		$ 91	$ 63
Loans collectively evaluated for impairment, Ending allowance attributed to loans
Loans collectively evaluated for impairment, Unallocated allowance
Loans collectively evaluated for impairment, Total allowance
Residential real estate One- to four-family [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment, Loans Individually evaluated		3,837	2,977
Loans individually evaluated for impairment, Loans acquired with deteriorated credit quality	[1]	949	1,138
Loans individually evaluated for impairment, Ending loans balance		4,786	4,115
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Ending loans balance		210,595	202,793
Loans collectively evaluated for impairment, Ending allowance attributed to loans		685	795
Loans collectively evaluated for impairment, Unallocated allowance
Loans collectively evaluated for impairment, Total allowance		685	795
Residential real estate Multi-family [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment, Loans Individually evaluated		685
Loans individually evaluated for impairment, Loans acquired with deteriorated credit quality	[1]
Loans individually evaluated for impairment, Ending loans balance		685
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Ending loans balance		15,928	15,113
Loans collectively evaluated for impairment, Ending allowance attributed to loans		200	225
Loans collectively evaluated for impairment, Unallocated allowance
Loans collectively evaluated for impairment, Total allowance		200	225
Residential real estate Construction [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		3,757	2,919
Loans collectively evaluated for impairment, Ending allowance attributed to loans		6	8
Loans collectively evaluated for impairment, Unallocated allowance
Loans collectively evaluated for impairment, Total allowance		6	8
Land [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		852	677
Loans collectively evaluated for impairment, Ending allowance attributed to loans		1	1
Loans collectively evaluated for impairment, Unallocated allowance
Loans collectively evaluated for impairment, Total allowance		1	1
Unallocated allowance [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment, Loans Individually evaluated
Loans individually evaluated for impairment, Loans acquired with deteriorated credit quality
Loans individually evaluated for impairment, Ending loans balance
Loans individually evaluated for impairment, Total
Loans collectively evaluated for impairment, Total		200	200
Evaluated for impairment, Total		200	200
Ending allowance attributed to loans [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment, Loans Individually evaluated
Loans individually evaluated for impairment, Loans acquired with deteriorated credit quality
Loans individually evaluated for impairment, Ending loans balance
Loans individually evaluated for impairment, Total
Loans collectively evaluated for impairment, Total		1,256	1,376
Evaluated for impairment, Total		1,256	1,376
Loans individually evaluated [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment, Total		5,514	3,409
Loans acquired with deteriorated credit quality [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment, Total	[1]	949	1,138
Ending loans balance [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment, Total		6,463	4,547
Loans collectively evaluated for impairment, Total		275,962	267,339
Evaluated for impairment, Total		282,425	271,886
Total allowance [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment, Loans Individually evaluated
Loans individually evaluated for impairment, Loans acquired with deteriorated credit quality
Loans individually evaluated for impairment, Ending loans balance
Loans individually evaluated for impairment, Total
Loans collectively evaluated for impairment, Total		1,456	1,576
Evaluated for impairment, Total		1,456	1,576
Home equity [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		8,214	7,603
Loans collectively evaluated for impairment, Ending allowance attributed to loans		14	13
Loans collectively evaluated for impairment, Unallocated allowance
Loans collectively evaluated for impairment, Total allowance		14	13
Farm [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment, Loans Individually evaluated		309	310
Loans individually evaluated for impairment, Loans acquired with deteriorated credit quality	[1]
Loans individually evaluated for impairment, Ending loans balance		309	310
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Ending loans balance		2,848	677
Loans collectively evaluated for impairment, Ending allowance attributed to loans		6	1
Loans collectively evaluated for impairment, Unallocated allowance
Loans collectively evaluated for impairment, Total allowance		6	1
Nonresidential real estate [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans individually evaluated for impairment, Loans Individually evaluated		683	122
Loans individually evaluated for impairment, Loans acquired with deteriorated credit quality	[1]
Loans individually evaluated for impairment, Ending loans balance		683	122
Loans individually evaluated for impairment, Total allowance
Loans collectively evaluated for impairment, Ending loans balance		29,736	1,985
Loans collectively evaluated for impairment, Ending allowance attributed to loans		336	6
Loans collectively evaluated for impairment, Unallocated allowance
Loans collectively evaluated for impairment, Total allowance		336	6
Unallocated [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans collectively evaluated for impairment, Ending loans balance
Loans collectively evaluated for impairment, Ending allowance attributed to loans
Loans collectively evaluated for impairment, Unallocated allowance		200	200
Loans collectively evaluated for impairment, Total allowance		200	200
Unsecured [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		451	508
Loans collectively evaluated for impairment, Ending allowance attributed to loans			1
Loans collectively evaluated for impairment, Unallocated allowance
Loans collectively evaluated for impairment, Total allowance			1
Commercial and industrial [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		2,075	32,291
Loans collectively evaluated for impairment, Ending allowance attributed to loans		5	321
Loans collectively evaluated for impairment, Unallocated allowance
Loans collectively evaluated for impairment, Total allowance		5	321
Loans on deposits [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans collectively evaluated for impairment, Ending loans balance		1,415	1,470
Loans collectively evaluated for impairment, Ending allowance attributed to loans		3	3
Loans collectively evaluated for impairment, Unallocated allowance
Loans collectively evaluated for impairment, Total allowance		$ 3	3
Consumer and other [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans collectively evaluated for impairment, Ending loans balance			1,917
Loans collectively evaluated for impairment, Ending allowance attributed to loans			3
Loans collectively evaluated for impairment, Unallocated allowance
Loans collectively evaluated for impairment, Total allowance			$ 3

[1]	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.